19. BORROWINGS AND FINANCING (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ 41,518,821	R$ 31,641,855
Incurred debt issuance cost		(27,103)	(13,911)
Debt discount		(15,147,984)	(13,401,195)
Borrowings		263,437,340	182,267,490
Current		424,957	326,388
Non-current		25,918,777	17,900,361
Others [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ 2,102,188	2,071,209
Principal Maturity		Jan 2021 to Feb 2035
Terms Of Interest Payment		Monthly and semiannual
BNDES [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ 4,256,709	3,947,137
Principal Maturity		Mar 2024 to Feb 2033
Terms Of Interest Payment		Monthly
Public Debentures [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ 7,267,752	7,110,737
Incurred debt issuance cost		R$ (14,666)	(605)
Principal Maturity		Aug 2023 to Feb 2035
Terms Of Interest Payment		Semiannual
Foreign currency multilateral financing [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ 492,674	360,161
Principal Maturity		Aug 2024 to Feb 2030
Terms Of Interest Payment		Semiannual
Private Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ 3,583,906
Principal Maturity		Jan 2022
Terms Of Interest Payment		Monthly
Brazilian Reais [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ 590,083	311,309
EUR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		9,501,988	8,705,458
Foreign Currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ 8,825,443	6,725,591
Principal Maturity		Feb 2038 to Feb 2042
Foreign Currency [Member] | Default payment [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ 5,782,888	4,239,168
Principal Maturity		Feb 2038 to Feb 2042
Foreign Currency [Member] | Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ 9,000,226	6,980,817
Local Currency [Member] | Default payment [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ 207,035	207,035
Principal Maturity		Feb 2038 to Feb 2042
Terms Of Interest Payment		Single installment
US dollar [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	R$ 16,251,663	R$ 9,209,982

[1]	Considers Oi Movels First Issue Private Debenture. Even though this is a local debt, denominated in Brazilian reais, it is compounded on a daily basis based on the US dollar foreign exchange rate.